First Trust STOXX European Select Dividend Index Fund Expense Example, No Redemption - First Trust STOXX European Select Dividend Index Fund - First Trust STOXX European Select Dividend Index Fund	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 57
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	$ 701